S000027380 [Member] Annual Fund Operating Expenses - AB High Income Municipal Portfolio	May 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.33%
Component3 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.12%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.33%
Component3 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.87%	[2]
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.33%
Component3 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.87%	[2]
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.33%
Component3 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.87%	[2]

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than .01%.
[2]	If interest expense were excluded, Total Annual Portfolio Operating Expenses would be as follows: Class A Class C Advisor Class Class Z .79% 1.54% .54% .54%